Related Party Transactions	12 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

The balances due to and due from related parties were as follows:

	As of June 30,
	2019	2018
Due from related parties:
Non-controlling interest shareholder of Judge China	$212,736	$131,321
Mr. Raymond Ming Hui Lin, CEO of the Company	17,804	-
Total	$230,540	$131,321
Due to related parties
Non-controlling shareholder of JQ	-	45,615
Mr. Raymond Ming Hui Lin, CEO of the Company	-	162,727
Total	$-	$208,342

Due from related parties mainly represents the expenses paid on behalf of the non-controlling interest shareholder of Judge China and advances to the Company's CEO.

Due to the related parties mainly represents the unpaid bonus, dividends, wages and other benefit to the Company's CEO and advances from non-controlling shareholder of JQ.

The CEO, the wife of the CEO, Chairman, and the wife of Chairman of the Company provided joint guarantee to the revolving credit facility entered by the Company with China Merchants Bank on June 22, 2018. (Note 11)

During the year ended June 30, 2019, the Company provided several loans with the total amount of $820,982 to CLPS Lihong which were all repaid as of June 30, 2019. The total interest income of the loan is $33,096 for the year ended June 30, 2019.